Employee Benefit Plans - Annual returns on plan assets, expense (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Retirement Benefits [Abstract]
Expected long-term rate of return on plan assets (in percent)	6.75%	6.75%	6.75%
Annual returns on plan assets (in percent)	16.70%	19.70%	25.80%	(6.20%)	17.40%
Defined benefit, expected expense in next fiscal year	$ 0.7
Defined benefit, expected expense current fiscal year		$ 1.4